Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 VND (₫)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Protection per depositor (in Dollars)			$ 500,000
Contract liabilities	$ 427,110			$ 360,475
Contract liabilities, revenue recognized	$ 328,747			$ 226,761
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates for translation	7.8
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate translation (in Dong) | ₫		₫ 25,575
Number of days for normal payment terms	0 days	0 days	0 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate translation (in Dong) | ₫		₫ 25,266
Number of days for normal payment terms	30 days	30 days	30 days
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue	one	one	one
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue				nil
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue					nil